Accounting policies - Offsetting of financial instruments - assets (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	$ 360,856	$ 259,133
Net amount of financial assets presented in the balance sheet	360,856	259,133
Impact of Master Netting Agreements	(207,185)	(157,112)
Financial instrument collateral	(123,940)	(68,252)
Cash collateral	(26,861)	(26,894)
Net amount	2,870	6,875
Financial instruments received as collateral	123,940	68,252
Financial derivatives assets
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	238,997	190,638
Net amount of financial assets presented in the balance sheet	238,997	190,638
Impact of Master Netting Agreements	(204,724)	(152,313)
Financial instrument collateral	(4,541)	(4,491)
Cash collateral	(26,861)	(26,894)
Net amount	2,871	6,940
Reverse repurchase agreements
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	121,859	68,486
Net amount of financial assets presented in the balance sheet	121,859	68,486
Impact of Master Netting Agreements	(2,461)	(4,799)
Financial instrument collateral	(119,398)	(63,687)
Equity investments
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets		9
Net amount of financial assets presented in the balance sheet		9
Financial instrument collateral	(1)	(74)
Net amount	(1)	(65)
Financial instruments in connection with securities loans transactions | Equity investments
Financial assets offset in the consolidated balance sheets
Financial instruments received as collateral	$ 1	$ 74